Stock Options (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Stock Options [Abstract]
Schedule of Changes in Stock Options	The following table summarizes the changes in the Company’s stock options for the periods ended July 31, 2025 and October 31, 2024:
	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)
Outstanding, October 31, 2023	5,588	C$	603.12	$434.82

Expired	(67)		720.00	533.14

Outstanding, October 31, 2024	5,521	C$	601.71	$432.38

Outstanding, July 31, 2025	5,521	C$	601.70	$434.63

Exercisable, July 31, 2025	5,509	C$	602.94	$435.53
The following table summarizes the changes in the Company’s stock options for the years ended October 31, 2024 and October 31, 2023:
	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

Outstanding, October 31, 2022	5,254	C$	613.5	$450.64

Granted (i, ii, iii)	334		442.22	318.81

Outstanding, October 31, 2023	5,588	C$	603.12	$434.82

Expired	(67)		720.00	533.14

Outstanding, October 31, 2024	5,521	C$	601.71	$432.38

Exercisable, October 31, 2024	5,351	C$	603.50	$433.67

i)	On May 23, 2023, the Company granted 61 stock options to a consultant of the Company. The options are exercisable at $227.09 (CAD$315.00) per share. The options expire on May 23, 2033.

ii)	On June 26, 2023, the Company granted 223 stock options to a consultant of the Company. The 156 options are exercisable at $363.35 (CAD$504.00) per share and the 67 options are exercisable at $519.07 (CAD$720.00) per share. The options expire on June 26, 2033.

iii)	On July 6, 2023, the Company granted 50 stock options to a consultant of the Company. The options are exercisable at $23.40 per share. The options expire on July 6, 2033.

Schedule of Additional Information Regarding Stock Options Outstanding	Additional information regarding stock options outstanding as of July 31, 2025, is as follows:
Outstanding					Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)		Weighted average exercise price (USD$)	Number of stock options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)
533	0.82	C$	166.50	$120.27	533	C$	166.50	$120.27
978	6.51		504.00	364.06	978		504.00	364.06
1,166	0.82		675.00	487.58	1,166		675.00	487.58
200	3.75		702.00	507.08	200		702.00	507.08
133	1.14		747.00	539.58	133		747.00	539.58
422	6.36		612.00	442.07	422		612.00	442.07
1,044	6.51		720.00	520.08	1,044		720.00	520.08
667	0.92		756.00	546.08	667		756.00	546.08
111	6.36		900.00	650.10	111		900.00	650.10
61	7.82		315.00	227.54	61		315.00	227.54
156	7.91		504.00	364.06	156		504.00	364.06
50	7.94		32.39	23.40	38		32.39	23.40
5,521	3.91	C$	601.70	$434.63	5,509	C$	602.94	$435.53
Additional information regarding stock options outstanding as of October 31, 2024, is as follows:
Outstanding					Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)		Weighted average exercise price (USD$)	Number of stock options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

533	1.57	C$	166.50	$119.65	533	C$	166.50	$119.65
978	7.26		504.00	362.17	920		504.00	362.17
1,166	1.56		675.00	485.05	1,166		675.00	485.05
200	4.49		702.00	504.46	200		702.00	504.46
133	1.88		747.00	536.79	133		747.00	536.79
422	7.11		612.00	439.78	422		612.00	439.78
1,044	7.26		720.00	517.39	957		720.00	517.39
667	1.67		756.00	543.26	667		756.00	543.26
111	7.11		900.00	646.74	111		900.00	646.74
61	8.56		315.00	226.36	61		315.00	226.36
156	8.66		504.00	362.17	156		504.00	362.17
50	8.68		32.56	23.40	25		32.56	23.40
5,521	4.65	C$	601.71	$432.38	5,351	C$	603.50	$433.67

Schedule of Fair Value of Stock Options

The fair value for stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

	Nine months ended July 31, 2025	Nine months ended July 31, 2024
Risk-free interest rate	4.46%	4.05%
Expected life (in years)	3.86	4.86
Expected volatility	112.20%-134.44%	121.10%-133.14%

The fair value of stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

	Year ended October 31,
	2024	2023

Risk-free interest rate	4.22%	4.10%
Expected life (in years)	4.61	5.61
Expected volatility	125.77-133.62%	140.41-160.81%